Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line items]
Deposits	$ 697,572	$ 621,158
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	141,069
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	228,388
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	328,115
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	670,770	602,628
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	26,802	18,530
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	232,095	213,932
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	16,104
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	139,042
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	76,949
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	397,188	344,388
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	113,259
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	89,253
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	194,676
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	22,523	20,246
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	11,706
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	93
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	10,724
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	45,766	42,592
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	45,766
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	93,801	93,850
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	447,409	406,642
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	17,053	16,522
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	92,333	70,312
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,452	5,601
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 40,524	$ 28,231